Income Taxes - Summary Of Operating Loss Carryforwards (Detail) - Apr. 30, 2023 ¥ in Thousands, $ in Thousands	JPY (¥)	USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	¥ 5,102,537	$ 37,521
Between 2024 and 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	95,406	702
Between 2028 and 2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,721,099	12,656
2032 and thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	¥ 3,286,032	$ 24,163